Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock-based Compensation Expense

The following table presents the detail of stock-based compensation expense amounts included in our consolidated statements of operations for the periods indicated below:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
	(in thousands)
Cost of revenue	$49	$31	$26	$39
Research and development expense	362	305	241	416
Sales and marketing expense	413	692	507	754
General and administrative expense	313	150	111	208
Offering costs	38	—	—	—
Total stock-based compensation expense	1,175	1,178	885	1,417

Summary of Unvested Shares of Common Stock Activity

Detail related to activity of unvested shares of our common stock is as follows:

	SHARES OUTSTANDING
	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE PER SHARE
	(in thousands, except per share amounts)
Balance at December 31, 2014	216	$1.68
Issued	2	5.18
Vested	(80)	1.49
Repurchased	(2)	1.33
Balance at December 31, 2015	136	1.76
Issued (unaudited)	58	5.33
Vested (unaudited)	(54)	1.70
Balance at September 30, 2016 (unaudited)	140	$3.26

Summary of Stock Option Activity

A summary of the option activity under our stock option plan is presented below:

		OPTIONS OUTSTANDING
			WEIGHTED-
			AVERAGE
	SHARES		EXERCISE
	AVAILABLE	NUMBER OF	PRICE PER
	FOR GRANT	SHARES	SHARE
	(in thousands, except per share amounts)
Balance at December 31, 2014	86	2,007	$1.92
Options Granted	(696)	696	6.24
Options Exercised	—	(656)	0.84
Options Forfeited or Cancelled	153	(150)	3.48
Options Repurchased	2	—	1.32
Additional Shares Reserved	667	—	—
Balance at December 31, 2015	212	1,896	3.72
Additional Shares Reserved (unaudited)	1,596	—	—
Options Granted (unaudited)	(582)	582	19.62
Options Exercised (unaudited)	—	(168)	3.30
Options Forfeited or Cancelled (unaudited)	73	(73)	5.64
Balance at September 30, 2016 (unaudited)	1,299	2,237	$7.84

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2015:

		WEIGHTED-	WEIGHTED-
	SHARES	AVERAGE	AVERAGE
	SUBJECT TO	REMAINING	EXERCISE	TOTAL
	OPTIONS	CONTRACTUAL	PRICE PER	INTRINSIC
	OUTSTANDING	LIFE (YEARS)	SHARE	VALUE
	(in thousands, except per share amounts)
$0.60 – $1.08	189	3.92	$0.72	$1,435
$1.20	410	6.67	1.20	2,897
$1.32 – $4.32	320	6.90	1.80	2,086
$4.44 – $5.28	632	9.16	5.04	2,046
$5.40 – $6.84	73	9.46	5.52	201
$6.96 – $10.32	272	9.46	8.40	—
$0.60 – $10.32	1,896	7.77	3.72	$8,666
Exercisable	877	6.23	1.68	$5,778
Vested and expected to vest	1,757	7.57	$3.24	$8,877

Schedule of Stock Options Valuation Assumptions

We estimated the fair value of each employee option grant for 2014 and 2015 and for the nine months ended September 30, 2015 and 2016 on the grant date using the Black-Scholes option pricing model with the following assumptions:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
(unaudited)
Risk-free interest rates	1.8% – 2.0%	1.2% – 1.6%	1.2% – 1.5%	0.9% – 1.3%
Expected term	6.0 years	4.3 – 6.0 years	4.3 – 6.0 years	3.5 – 4.4 years
Expected dividends yield	None	None	None	None
Volatility	43.8% – 46.9%	41.5% – 43.4%	41.5% – 43.4%	40.8% – 51.6%